Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade receivables	€ 2,761	€ 2,456
Amounts receivable in respect of construction contracts	878	773
Total trade receivables, gross	3,639	3,229	€ 3,565
Loss allowance	(133)	(131)
Total trade receivables, net	3,506	3,098
Amounts receivable from equity accounted investments	9	8
Prepayments and other receivables	559	524
Total	4,074	3,630
Non-current
Other receivables	€ 181	€ 156